SHARE-BASED COMPENSATION - Compensation Expense (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
SHARE-BASED COMPENSATION [Abstract]
Contribution to profit sharing plan (in Dollars)	$ 5.6	$ 4.6	$ 4.1
Restricted Stock [Member]
SHARE-BASED COMPENSATION [Abstract]
Unrecognized compensation expense (in Dollars)	$ 10.7
Unrecognized compensation expense, period for recognition	27 months
2022 Employee Stock Purchase Plan [Member]
SHARE-BASED COMPENSATION [Abstract]
Number of shares authorized (in Shares)	2,500,000
Number of shares issued under the plan (in Shares)	58,064	70,715
Share issue price (in dollars per shares) (in Dollars per share)	$ 62.61	$ 42.69
Number of shares remaining under the plan (in shares)	2,370,000